Inventory (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory (Details) [Line Items]
Inventories, at fair value less costs to sell	$ 1,571,649	$ 212,000
Impairment of accessories and spare parts	316,000
Finished goods	3,349,382	$ 2,964,890	$ 3,028,617
Signifi Mobile Inc [Member]
Inventory (Details) [Line Items]
Finished goods	$ 1,289,133